SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



July 5, 2000


EDGAR Postmaster, BDM: Postmaster


Re:  Seasons Series Trust
     Securities Act File No. 333-08653
     Post-Effective Amendment No. 8

Ladies and Gentlemen:

     I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated July 5, 2000, no changes were made from the Prospectus and the Statement of Additional Information contained in the Post Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on June 30, 2000.

     Please provide a Notice of Acceptance for receipt of this filing.


                    Very truly yours


                    /s/ Robert M. Zakem
                    Robert M. Zakem
                    Senior Vice President
                    and General Counsel